SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of the year	$ 393,469	$ 254,612	$ 113,202
Current period addition	(215,394)	139,988	139,838
Foreign exchange difference	13,999	(1,131)	1,572
Balance at end of the year	$ 192,074	$ 393,469	$ 254,612